Statement of Financial Position (Parenthetical) (USD $)	Oct. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets, Valuation Allowance	$ 346,150	$ 336,930	$ 293,629
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	14,961,666	14,694,999	14,594,999
Common Stock, Shares, Outstanding	14,961,666	14,694,999	14,594,999